Finance debt (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Current and Non-current Debt

A roll-forward schedule of current and non-current debt is set out as follows:

	Export Credit Agencies	Banking Market	Capital Market	Others	Total
Current and Non-current
In Brazil
Opening balance at January 1, 2016	—	27,379	1,963	19	29,361
Principal amortization	—	(1,408)	(152)	(2)	(1,562)
Interest amortization	—	(2,887)	(231)	(2)	(3,120)
Additions (new funding obtained)	—	475	—	—	475
Transaction costs during the period (*)	—	3,041	188	16	3,245
Foreign exchange/inflation indexation charges	—	(1,169)	108	1	(1,060)
Pre-payments	—	(6,820)	—	—	(6,820)
Transfer to liabilities associated with assets classified as held for sale	—	(14)	—	—	(14)
Cumulative translation adjustment (CTA)	—	5,020	391	5	5,416

Balance as of December 31, 2016	—	23,617	2,267	37	25,921

Abroad
Opening balance at January 1, 2016	5,832	34,645	55,666	661	96,804
Principal amortization	(824)	(5,353)	(5,784)	(115)	(12,076)
Interest amortization	(124)	(969)	(3,037)	(26)	(4,156)
Additions (new funding obtained)	298	8,506	9,759	—	18,563
Transaction costs during the period (*)	160	1,109	2,974	20	4,263
Foreign exchange/inflation indexation charges	(206)	(1,081)	(569)	(23)	(1,879)
Pre-payments	—	(780)	(9,443)	—	(10,223)
Transfer to liabilities associated with assets classified as held for sale	—	(2)	(310)	—	(312)
Cumulative translation adjustment (CTA)	217	1,068	(89)	25	1,221

Balance as of December 31, 2016	5,353	37,143	49,167	542	92,205

Total Balance as of December 31, 2016	5,353	60,760	51,434	579	118,126

Current					9,755
Non-current					108,371
Current and Non-current
In Brazil
Opening balance at January 1, 2017	—	23,617	2,267	37	25,921
Principal amortization	—	(2,059)	(166)	(2)	(2,227)
Interest amortization	—	(2,084)	(200)	(2)	(2,286)
Additions (new funding obtained)	—	5,224	1,577	—	6,801
Transaction costs during the period (*)	—	2,106	185	5	2,296
Foreign exchange/inflation indexation charges	—	27	87	—	114
Pre-payments	—	(8,414)	—	—	(8,414)
Cumulative translation adjustment (CTA)	—	(174)	(101)	—	(275)

Balance as of December 31, 2017	—	18,243	3,649	38	21,930

Abroad
Opening balance at January 1, 2017	5,353	37,143	49,167	542	92,205
Principal amortization	(914)	(3,210)	(973)	(47)	(5,144)
Interest amortization	(125)	(1,281)	(2,831)	(14)	(4,251)
Additions (new funding obtained)	226	8,192	10,249	121	18,788
Transaction costs during the period (*)	163	1,460	3,208	20	4,851
Foreign exchange/inflation indexation charges	8	117	931	1	1,057
Pre-payments	(1,051)	(11,005)	(7,936)	(353)	(20,345)
Cumulative translation adjustment (CTA)	11	(151)	96	(1)	(45)

Balance as of December 31, 2017	3,671	31,265	51,911	269	87,116

Total Balance as of December 31, 2017	3,671	49,508	55,560	307	109,046

Current					7,001
Non-current					102,045

(*)	It includes premium and discount over notional amounts and other related costs.

Reconciliation between Finance Debt and Cash Flows from Financing Activities

The table below presents a reconciliation between finance debt and cash flows from financing activities:

	Balance as of December 31, 2016	Additions (new funding obtained)	Amortization (*)	Transaction costs during the period	Foreign exchange and indexation charges	Cumulative translation adjustment (CTA)	Balance as of December 31, 2017
Finance debt	118,126	25,589	(42,667)	7,147	1,171	(320)	109,046
Reconciliation to the Statement of Cash Flows
Transfer to held for sale		1,619	(15)
Purchase of property, plant and equipment on credit		(133)
Expenses with debt restructuring			(339)
Compensating balances			(54)
Finance Leases			20

Net cash used in financing activities		27,075	(43,076)

(*)	It includes principal, interest and pre-payments of debt.

Summarized Information On Current and Non-current Finance Debt
Summarized information on current and non-current finance debt

Maturity in	up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years and onwards	Total (*)	Fair value
Financing in Brazilian Reais (R$):	1,460	2,779	4,103	3,052	4,648	5,463	21,505	18,499

Floating rate debt	772	2,335	3,678	2,632	4,269	4,239	17,925
Fixed rate debt	688	444	425	420	379	1,224	3,580
Average interest rate	6.6%	6.6%	6.8%	7.3%	6.8%	5.9%	6.6%
Financing in U.S.Dollars (US$):	5,123	2,814	5,228	8,716	12,571	44,829	79,281	88,968

Floating rate debt	3,893	1,565	3,918	3,152	9,539	13,133	35,200
Fixed rate debt	1,230	1,249	1,310	5,564	3,032	31,696	44,081
Average interest rate	5.4%	5.8%	5.8%	5.7%	5.6%	6.5%	6.1%
Financing in R$ indexed to US$:	85	81	81	81	78	—	406	391

Floating rate debt	20	19	19	19	16	—	93
Fixed rate debt	65	62	62	62	62	—	313
Average interest rate	3.8%	3.7%	3.6%	3.3%	2.6%	—	3.6%
Financing in Pound Sterling (£):	62	—	—	—	—	2,321	2,383	2,590

Fixed rate debt	62	—	—	—	—	2,321	2,383
Average interest rate	6.2%	—	—	—	—	6.3%	6.3%
Financing in Japanese Yen (¥):	91	—	—	—	—	—	91	97

Floating rate debt	91	—	—	—	—	—	91
Average interest rate	0.4%	—	—	—	—	—	0.4%
Financing in Euro (€):	173	802	229	896	717	2,556	5,373	6,069

Floating rate debt	1	—	182	—	—	—	183
Fixed rate debt	172	802	47	896	717	2,556	5,190
Average interest rate	4.3%	4.3%	4.5%	4.6%	4.8%	4.6%	4.5%
Financing in other currencies:	7	—	—	—	—	—	7	7

Fixed rate debt	7	—	—	—	—	—	7
Average interest rate	14.0%	—	—	—	—	—	14.0%

Total as of December 31, 2017	7,001	6,476	9,641	12,745	18,014	55,169	109,046	116,621

Average interest rate	5.6%	5.9%	5.9%	5.9%	5.7%	6.4%	6.1%

Total as of December 31, 2016	9,755	11,216	20,898	16,313	18,777	41,167	118,126	118,768

Average interest rate	6.1%	6.0%	5.9%	5.9%	5.4%	6.4%	6.2%

*	The average maturity of outstanding debt as of December 31, 2017 is 8.61 years (7.46 years as of December 31, 2016).

Lines of Credit
Lines of credit

				Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
Petrobras	China Development Bank	12/4/2017	12/14/2019	5,000	3,000	2,000
PGT BV	CHINA EXIM	10/24/2016	Not defined	1,000	—	1,000

PGT BV				6,000	3,000	3,000

In Brazil
PNBV	BNDES	9/3/2013	3/26/2018	2,986	824	2,162
Transpetro	BNDES	11/7/2008	8/12/2041	533	171	362
Transpetro	Banco do Brasil	7/9/2010	4/10/2038	24	10	14
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	99	—	99

Total				3,642	1,005	2,637